Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2017
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Oct. 25, 2017
Document Effective Date	Oct. 28, 2017
Prospectus Date	Oct. 28, 2017
LK Balanced Fund | Institutional Class
Prospectus:
Trading Symbol	LKBLX